UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz
4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-866-202-2263

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES - 68.7%
	AEROSPACE & DEFENSE - 7.6%
4,863,000	Northrop Grumman Corp.	$237,363,030
22,220,550	Spirit Aerosystems Holdings, Inc., Class A (a)	344,862,936
3,585,446	The Boeing Co.	178,089,103
		760,315,069

	COMMERCIAL SERVICES & SUPPLIES - 5.4%
46,707,200	Hertz Global Holdings, Inc. (a)(b)	463,335,424
8,131,918	United Rentals, Inc. (a)(b)	74,732,326
		538,067,750

	CONSUMER FINANCE - 5.5%
31,814,670	AmeriCredit Corp. (a)(b)(c)	549,121,204

	DIVERSIFIED HOLDING COMPANIES - 8.7%
1,699	Berkshire Hathaway, Inc., Class A (a)	171,344,150
123,483	Berkshire Hathaway, Inc., Class B (a)	405,765,138
11,893,274	Leucadia National Corp. (a)	295,785,724
		872,895,012

	MANAGED HEALTH CARE - 8.9%
10,997,500	Humana, Inc. (a)(b)	392,610,750
3,766,151	UnitedHealth Group, Inc.	105,452,228
4,218,200	WellCare Health Plans, Inc. (a)(b)	102,375,714
5,379,800	WellPoint, Inc. (a)	284,322,430
		884,761,122

	PHARMACEUTICALS - 16.7%
13,299,200	Forest Laboratories, Inc. (a)	389,267,584
76,483,000	Pfizer, Inc.	1,277,266,100
		1,666,533,684

	REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.3%
22,262,302	The St. Joe Co. (a)(b)	730,203,506

	RETAIL DEPARTMENT STORES – 8.6%
13,587,371	Sears Holdings Corp. (a)(b)	862,118,690

TOTAL DOMESTIC EQUITY SECURITIES
(COST $6,826,395,838)		6,864,016,037

	FOREIGN EQUITY SECURITIES - 3.8%
	AUSTRALIA - 1.6%
	METALS & MINING - 1.6%
42,452,337	Fortescue Metals Group Ltd. (a)	158,234,141

	CANADA - 1.8%
	OIL & GAS DRILLING - 1.8%
12,104,100	Ensign Energy Services, Inc. (b)	177,567,341

	UNITED KINGDOM - 0.4%
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
1,283,102	JZ Capital Partners Ltd. (b)	4,605,858
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares (b)(c)	34,781,911
		39,387,769
TOTAL FOREIGN EQUITY SECURITIES
(COST $398,507,036)		375,189,251
Principal
	ASSET BACKED SECURITIES - 1.2%
	CONSUMER FINANCE - 1.2%
	AmeriCredit Automobile Receivables Trust
$50,645,000	10.750%, 04/06/2015 (d)(e)	51,151,450
72,581,000	13.150%, 04/06/2015 (d)(e)	73,669,715
TOTAL ASSET BACKED SECURITIES
(COST $114,974,065)		124,821,165

THE FAIRHOLME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2009 (Unaudited)
Principal		Value
	DOMESTIC CORPORATE BONDS - 2.1%
	COMMERCIAL SERVICES & SUPPLIES - 1.8%
$20,775,000	The Hertz Corp. 8.875%, 01/01/2014 (b)(f)	$19,995,938
194,336,000	United Rentals, Inc. 7.750%, 11/15/2013 (b)(f)	163,728,080
		183,724,018
	CONSUMER FINANCE - 0.3%
32,225,000	AmeriCredit Corp. 8.500%, 07/01/2015 (b)(c)(f)	30,800,655

TOTAL DOMESTIC CORPORATE BONDS
(COST $193,955,822)		214,524,673

	FLOATING RATE LOAN INTERESTS - 0.5%
	MEDIA/BROADCASTING - 0.5%
	Spanish Broadcasting System, Inc. Tranche B Loan
79,865,388	2.990%, 06/10/2012 (d)(e)(f)(g)	47,519,906
TOTAL FLOATING RATE LOAN INTERESTS
(COST $39,443,453)		47,519,906

	COMMERCIAL PAPER - 2.0%
	METALS & MINING - 0.5%
	Alcoa, Inc.
15,320,000	1.702%, 09/25/2009	15,302,637
13,650,000	1.803%, 09/25/2009	13,633,620
19,250,000	1.652%, 09/30/2009	19,224,414
		48,160,671
	RETAIL DEPARTMENT STORES - 1.5%
	Sears Roebuck Acceptance Corp.
90,000,000	1.849%, 11/18/2009 (b)	89,855,631
10,000,000	1.830%, 11/19/2009 (b)	9,983,711
50,000,000	1.849%, 11/19/2009 (b)	49,918,555
		149,757,897
TOTAL COMMERCIAL PAPER
(COST $197,559,824)		197,918,568

	U.S. GOVERNMENT OBLIGATIONS - 17.0%
100,000,000	T-Bill 0.114%, 09/03/2009 (h)	99,999,361
100,000,000	T-Bill 0.168%, 09/10/2009 (h)	99,995,750
100,000,000	T-Bill 0.163%, 09/17/2009 (h)	99,992,667
100,000,000	T-Bill 0.151%, 09/24/2009 (h)	99,990,257
100,000,000	T-Bill 0.168%, 10/01/2009 (h)	99,985,833
100,000,000	T-Bill 0.173%, 10/08/2009 (h)	99,982,014
100,000,000	T-Bill 0.168%, 10/15/2009 (h)	99,979,222
200,000,000	T-Bill 0.173%, 10/22/2009 (h)	199,950,417
200,000,000	T-Bill 0.171%, 10/29/2009 (h)	199,943,208
200,000,000	T-Bill 0.155%, 11/05/2009 (h)	199,961,400
100,000,000	T-Bill 0.160%, 11/12/2009 (h)	99,974,000
200,000,000	T-Bill 0.178%, 11/19/2009 (h)	199,940,800
100,000,000	T-Bill 0.254%, 02/11/2010 (h)	99,904,900
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $1,699,530,333)		1,699,599,829

Shares
	MONEY MARKET FUNDS - 3.4%
140,719,000	Dreyfus Treasury Prime Cash Management, 0.01% (i)	140,719,000
	Fidelity Institutional Money Market Funds -
100,026,970	Money Market Portfolio, 0.51% (i)	100,026,970
100,000,000	Treasury Only Portfolio, 0.11% (i)	100,000,000
TOTAL MONEY MARKET FUNDS
(COST $340,745,970)		340,745,970

	MISCELLANEOUS INVESTMENTS - 1.2% (j)
	(COST $104,374,067)	117,147,835

TOTAL INVESTMENTS - 99.9%
(COST $9,915,486,408)		9,981,483,234
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		7,101,094
TOTAL NET ASSETS - 100.0%		$9,988,584,328

Percentages are stated as a percent of total net assets.

THE FAIRHOLME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2009 (Unaudited)

(a) Non-income producing security.
(b) Affiliated Company. See Note 3.
(c) Security is treated as an illiquid security according to the Fund's liquidity guidelines. The Market value of these securities totals $614,703,770, which represents 6.15% of total net assets.

(d)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Such security is treated as a illiquid security according to the Fund's liquidity guidelines.  The market value of these securities totals $172,341,071, which represents 1.73% of total net assets.

(e)

Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fund’s liquidity guidelines. The market value of these securities totals $172,341,071, which represents 1.73% of total net assets.  Information related to these securities is as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	08/31/09 Carrying Value Per Unit
$ 50,645,000	AmeriCredit Automobile Receivables Trust, 10.750%, 04/06/2015	11/25/08	$44,166,846	$ 101.0000
72,581,000	AmeriCredit Automobile Receivables Trust, 13.150%, 04/06/2015	11/25/08	69,026,679	101.5000
79,865,388	Spanish Broadcasting System, Inc. Tranche B Loan, 2.990%, 06/10/2012	01/07/09	37,425,612	59.5000

(g)	Variable rate security. The rate is as of August 31, 2009.
(f)

Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The market value of these securities totals $262,044,579, which represents 2.62% of total net assets.

(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.

(i)	Annualized based on the 1-day yield as of August 31, 2009.
(j)	Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows:*

	Cost of investments			$ 9,915,486,408
	Gross unrealized appreciation			848,114,003
	Gross unrealized depreciation			(782,117,177)
				$ 65,996,826

* Because tax adjustments are calculated semi-annually, the above table does not reflect tax adjustments.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2009 (Unaudited)

Note 1. Security Valuation

Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are generally valued at the last quoted sale price or using such other valuation methods that the Manager believes would provide a more accurate indication of fair value. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Manager determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Manager, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations when readily available, but may be valued on the basis of prices furnished by independent pricing services when no such market quotations exist and when the Manager believes such prices accurately reflect the fair market value of such securities. Pricing services generally use electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities in addition to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Manager, subject to review of the Directors. Short-term investments in fixed income securities with maturities of less than sixty days when acquired, or long-term securities which are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value.

Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels of the fair value hierarchy under SFAS 157 listed below:

Level 1 -- Quoted prices in active markets for identical securities

Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund's investments as of August 31, 2009 is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Total Market Value at 08/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Domestic Equity Securities*	$6,900,698,429	-	$6,900,698,429
Foreign Equity Securities*	375,473,420	-	375,473,420
Asset Backed Securities	-	$ 124,821,165	124,821,165
Domestic Corporate Bonds	-	294,705,947	294,705,947
Floating Rate Loan Interests	-	47,519,906	47,519,906
Commercial Paper	-	197,918,568	197,918,568
U.S. Government Obligations	-	1,699,599,829	1,699,599,829
Money Market Funds	340,745,970	-	340,745,970
TOTAL INVESTMENTS IN SECURITIES	$7,616,917,819	$2,364,565,415	$9,981,483,234
*Security and industry classifications for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments held at August 31, 2009 or November 30, 2008.

Note 2.  Tax Information

For the most recent federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3.  Transactions in Shares of Affiliates

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fund as of August 31, 2009 amounted to $3,755,735,294 representing 37.60% of net assets. Transactions in the Fund during the period ended August 31, 2009 in which the issuer was an "affiliated person" are as follows:

	AFFILIATES TABLE
	Table for N-Q Notes 3

		November 30, 2008		Gross Additions		Gross Deductions		August 31, 2009
		Shares/ Par Value	Cost	Shares/ Par Value	Cost	Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
	AmeriCredit Corp. (a)	16,692,000	$199,228,670	15,122,670	$ 86,437,475	-	$ -	31,814,670	$285,666,145	$549,121,204	$ -	$ -
	Ensign Energy Services, Inc.	11,614,700	202,076,265	489,400	4,538,655	-	-	12,104,100	206,614,920	177,567,341	-	2,186,975
	Forest Laboratories, Inc. (b)	16,556,100	546,918,488	100,000	2,127,110	3,356,900	108,017,493	-	-	-	(25,815,044)	-
	Hertz Global Holdings, Inc.	18,630,100	127,456,844	28,077,100	156,411,250	-	-	46,707,200	283,868,094	463,335,424	-	-
	Humana, Inc. (c)	7,563,500	240,330,237	4,934,000	154,625,378	1,500,000	44,558,980	10,997,500	350,426,885	392,610,750	(9,654,520)	-
	JZ Capital Partners Ltd. (c)	3,869,439	10,347,069	2,546,074	1,563,465	1	6	1,283,102	11,910,528	4,605,858	(6)	-
	JZ Capital Partners Ltd., Limited Voting Shares (c)	-	-	48,447,800	32,945,540	-	-	9,689,560	32,945,540	34,781,911	-	-
	Mueller Water Products - Class B (d)	6,985,900	99,122,823	-	-	6,985,900	99,122,823	-	-	-	(76,661,655)	87,938
	Sears Holdings Corp.	11,239,671	1,056,090,389	2,979,300	151,359,650	631,600	77,004,318	13,587,371	1,130,445,721	862,118,690	(36,682,701)	-
	The St. Joe Co.	9,654,700	310,621,238	13,055,102	283,539,224	447,500	9,810,026	22,262,302	584,350,436	730,203,506	2,202,967	-
	United Rentals, Inc.	8,291,818	144,230,328	-	-	159,900	2,869,259	8,131,918	141,361,069	74,732,326	(1,472,743)	-
	WellCare Health Plans, Inc.	4,145,200	146,541,372	73,000	965,183	-	-	4,218,200	147,506,555	102,375,714	-	-
	AmeriCredit Corp. 8.500%, 07/01/15 (a)	$152,024,000	119,569,020	$ -	-	$119,799,000	95,230,105	$ 32,225,000	24,926,168	30,800,655	1,815,520	3,894,315
	Sears Roebuck Acceptance Corp. 1.849%, 11/18/09	$ -	-	$90,000,000	89,586,000	$ -	-	$ 90,000,000	89,641,200	89,855,631	-	55,200
	Sears Roebuck Acceptance Corp. 1.830%, 11/19/09	$ -	-	$10,000,000	9,953,233	$ -	-	$ 10,000,000	9,959,842	9,983,711	-	6,608
	Sears Roebuck Acceptance Corp. 1.849%, 11/19/09	$ -	-	$50,000,000	49,770,000	$ -	-	$ 50,000,000	49,798,111	49,918,555	-	28,111
	Sears Roebuck Acceptance Corp. 6.250%, 05/01/09 (d)	$ 5,000,000	4,756,825	$ -	-	$ 5,000,000	4,756,825	$ -	-	-	-	366,620
	Sears Roebuck Acceptance Corp. 6.700%, 04/15/12 (c)(d)	$ -	-	$ 6,000,000	3,930,000	$ 6,000,000	3,930,000	$ -	-	-	381,112	67,411
	The Hertz Corp. 8.875%, 01/01/14	$161,075,000	120,406,979	$92,900,000	52,058,079	$233,200,000	157,844,900	$ 20,775,000	10,755,724	19,995,938	58,663,227	21,323,710
	United Rentals, Inc. 6.500%, 02/15/12 (d)	$ 15,100,000	11,192,125	$ -	-	$ 15,100,000	11,096,252	$ -	-	-	2,421,689	466,212
	United Rentals, Inc. 7.750%, 11/15/13	$248,686,000	205,672,726	$11,900,000	6,796,695	$ 66,250,000	57,698,125	$194,336,000	158,273,929	163,728,080	(554,238)	19,675,413
	WellCare Traunche Loan 5.500%, 05/13/09 (d)	$ 98,964,870	95,908,576	$11,299,555	10,038,814	$110,264,425	105,947,390	$ -	-	-	28,684	5,315,904
	Total		$3,640,469,974		$1,096,645,751		$777,886,502		$3,518,450,867	$3,755,735,294	$(85,327,708)	$53,474,417

*	As a result of the Fund’s beneficial ownership of the voting stock of these companies, it may be deemed
	that the Fund is an affiliate of the respective issuers, as required by the 1940 Act.
(a)	Company is considered an "affiliated company" due to Bruce R. Berkowitz being a member of the
	company's Board of Directors.
(b)	Company is no longer an "affiliated company" at August 31, 2009.
(c)	Company was not an "affiliated company" at November 30, 2008.
(d)	Security is no longer held in the portfolio at August 31, 2009.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By	(Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	10/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	10/28/09

By	(Signature and Title)*	/s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date	10/28/09

* Print the name and title of each signing officer under his or her signature.